Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets

	Goodwill	Customer related	Technology and trading related	Development costs	Software	Total
	$M	$M	$M	$M	$M	$M
Cost:
At January 1, 2016	83.4	13.4	9.3	4.0	3.5	113.6
Additions	0.1	0.1	—	2.4	0.1	2.7
Disposals	—	—	—	—	(0.6)	(0.6)
Exchange difference	(8.2)	—	(1.3)	(0.4)	(0.3)	(10.2)
At December 31, 2016	75.3	13.5	8.0	6.0	2.7	105.5
Additions	—	—	—	0.9	0.8	1.7
Disposals	—	(0.1)	—	—	(0.4)	(0.5)
Exchange difference	4.1	—	0.6	0.5	0.3	5.5
At December 31, 2017	79.4	13.4	8.6	7.4	3.4	112.2
Accumulated amortization and impairment:
At January 1, 2016	21.2	1.5	1.8	0.1	2.0	26.6
Provided during the year	—	0.7	0.4	0.3	0.3	1.7
Disposals	—	—	—	—	(0.3)	(0.3)
Exchange difference	(2.8)	(0.1)	(0.3)	0.1	—	(3.1)
At December 31, 2016	18.4	2.1	1.9	0.5	2.0	24.9
Provided during the year	—	0.9	0.4	0.7	0.3	2.3
Disposals	—	(0.1)	—	—	(0.4)	(0.5)
Impairment	—	—	0.5	1.5	—	2.0
Exchange difference	1.4	—	0.2	0.1	0.1	1.8
At December 31, 2017	19.8	2.9	3.0	2.8	2.0	30.5
Net book values:
At December 31, 2017	59.6	10.5	5.6	4.6	1.4	81.7
At December 31, 2016	56.9	11.4	6.1	5.5	0.7	80.6
At January 1, 2016	62.2	11.9	7.5	3.9	1.5	87.0